Benefit From Income Taxes Consisted (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	388	902
Deferred:
Federal	(2,556)	(1,235)
State	(738)	31
Foreign	(63)	(63)
Benefit from income taxes	$ (2,969)	$ (365)